Summary of Employee Share Option Activity (Detail) - 2010 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)
Number of options
Outstanding, beginning balance | shares	9,054,118
Exercised (in shares) | shares	(4,741,920)
Forfeited | shares	(132,000)
Outstanding, ending balance | shares	4,180,198	9,054,118
Vested and expected to vest at December 31, 2015 | shares	4,134,216		4,134,216
Exercisable as of December 31, 2015 | shares	3,797,029		3,797,029
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 0.32
Exercised | $ / shares	0.25
Forfeited | $ / shares	0.78
Outstanding, ending balance | $ / shares	0.39	$ 0.32
Vested and expected to vest at December 31, 2015 | $ / shares	0.38
Exercisable as of December 31, 2015 | $ / shares	$ 0.35
Weighted average remaining contractual term
Outstanding, December 31, 2015	6 years 1 month 6 days	6 years 3 months 18 days
Vested and expected to vest at December 31, 2015	6 years 1 month 6 days
Exercisable as of December 31, 2015	6 years 1 month 6 days
Aggregate intrinsic value
Outstanding, December 31, 2015	$ 13,275	$ 20,450	¥ 85,993	¥ 126,884
Vested and expected to vest at December 31, 2015 | $	13,129
Exercisable as of December 31, 2015 | $	$ 12,042